Income taxes	12 Months Ended
Mar. 31, 2021
Income taxes

17. Income taxes

Loss for the year before income taxes is as follows:

	March 31,
	2019	2020	2021
Domestic	1,448,942	(316,792)	64,737
Foreign operations	(2,594,700)	(453,598)	(1,195,519)
Total	(1,145,758)	(770,390)	(1,130,782)

The major components of income tax expense for the years ended 31 March, 2019, 2020 and 2021 are:

	March 31,
	2019	2020	2021
Current Period	75,347	46,924	8,680
Current income tax expenses	75,347	46,924	8,680

Origination and reversal of temporary differences	(10,865)	22,881	55,416
Current year losses for which deferred tax is recognised	(16,645)	-	-
Deferred tax (benefit)/ expense	(27,510)	22,881	55,416
Total income tax expenses as reported in statement of profit or loss	47,837	69,805	64,096

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

Reconciliation of tax expense and accounting profit multiplied by tax rate of each jurisdiction in which the Group operates

	March 31,
	2019	2020	2021
Loss for the year	(1,193,595)	(840,195)	(1,194,878)
Income tax expense/(reversal)	47,837	69,805	64,096
Loss before income taxes	(1,145,758)	(770,390)	(1,130,782)
Expected tax expense at statutory income tax rate	(631,000)	(37,172)	(193,762)
Non-deductible expenses	(32,884)	(118,005)	2,307
Utilization of previously unrecognised tax losses	(10,463)	-	(1,181)
Current year losses for which no deferred tax asset was recognized	638,730	167,129	159,102
Recognition of previously unrecognised tax losses	-	17,696	-
Reversal of deferred tax assets recognised in earlier years	-	-	77,636
Change in unrecognised temporary differences	82,109	27,000	17,297
Effect of change in tax rate	1,949	10,339	-
Others	(604)	2,818	2,697
	47,837	69,805	64,096

The domicile of the Parent Company is Cayman Islands. The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 31.20% (March 31, 2020: 25.17% to 31.20% and March 31, 2019: 26% to 31.20%) in India and 17% (March 31, 2020: 17% and March 31, 2019: 17%) in Singapore, that have been applied to profit or loss of the respective jurisdiction for determination of expected tax expense.